Trade payables and bills payable (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Analysis of Trade and Bills Payables
An ageing analysis of the trade and bills payables as at the end of the reporting period was as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Within 90 days	2,338	2,868
91 to 180 days	6	35
181 to 365 days	16	109
1-2 years	15	111
Over 2 years	79	97

	2,454	3,220